Interest in associates and joint ventures - Sensitivity of VIU (Details) - Bank of Communications Co., Limited - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Bottom of range
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 18,200	$ 18,500
Top of range
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 24,200	$ 22,800
Long-term profit growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 21,800	$ 21,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.50%)	(0.50%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,300)	$ (1,300)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,500	$ 20,200
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.50%)	(0.50%)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,500	$ 20,200
Long-term asset growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.50%)	(0.50%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,400	$ 1,400
VIU after reasonably possible favourable changes in key assumptions	$ 23,200	$ 22,900
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ 0	$ 0
VIU after reasonably possible unfavourable changes in key assumptions	$ 21,800	$ 21,500
Change in bps due to reasonably possible favourable changes in key assumptions	(0.50%)	(0.50%)
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.00%	0.00%
VIU after reasonably possible unfavourable changes in key assumptions	$ 21,800	$ 21,500
Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	(0.54%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,200	$ 1,400
VIU after reasonably possible favourable changes in key assumptions	$ 23,000	$ 22,900
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.53%	0.56%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,200)	$ (1,200)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,600	$ 20,300
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	(0.54%)
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.53%	0.56%
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,600	$ 20,300
Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Change in VIU due to reasonably possible favourable changes in key assumptions	2,300	1,000
VIU after reasonably possible favourable changes in key assumptions	24,100	22,500
Change in VIU due to reasonably possible unfavourable changes in key assumptions	(2,100)	(1,200)
VIU after reasonably possible unfavourable changes in key assumptions	19,700	20,300
VIU after reasonably possible unfavourable changes in key assumptions	$ 19,700	$ 20,300
Expected credit losses as a percentage of customer advances | Not later than four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.96%	0.90%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.22%	1.08%
Change in bps due to reasonably possible favourable changes in key assumptions	0.96%	0.90%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.22%	1.08%
Expected credit losses as a percentage of customer advances | After four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.76%	0.70%
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.95%	0.81%
Change in bps due to reasonably possible favourable changes in key assumptions	0.76%	0.70%
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.95%	0.81%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.40%)	(0.96%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 100	$ 400
VIU after reasonably possible favourable changes in key assumptions	$ 21,900	$ 21,900
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.66%	0.12%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (800)	$ 0
VIU after reasonably possible unfavourable changes in key assumptions	$ 21,000	$ 21,500
Change in bps due to reasonably possible favourable changes in key assumptions	(0.40%)	(0.96%)
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.66%	0.12%
VIU after reasonably possible unfavourable changes in key assumptions	$ 21,000	$ 21,500
Operating income growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.02%	0.14%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 200	$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 22,000	$ 21,800
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.69%)	(1.02%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,500)	$ (1,800)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,300	$ 19,700
Change in bps due to reasonably possible favourable changes in key assumptions	0.02%	0.14%
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.69%)	(1.02%)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,300	$ 19,700
Cost-income ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.49%)	(1.75%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1,300	$ 1,000
VIU after reasonably possible favourable changes in key assumptions	$ 23,100	$ 22,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.20%	0.95%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1,200)	$ (1,200)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,600	$ 20,300
Change in bps due to reasonably possible favourable changes in key assumptions	(1.49%)	(1.75%)
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.20%	0.95%
VIU after reasonably possible unfavourable changes in key assumptions	$ 20,600	$ 20,300
Long-term effective tax rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(3.16%)	(3.52%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 900	$ 1,000
VIU after reasonably possible favourable changes in key assumptions	$ 22,700	$ 22,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	8.20%	2.50%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2,200)	$ (700)
VIU after reasonably possible unfavourable changes in key assumptions	$ 19,600	$ 20,800
Change in bps due to reasonably possible favourable changes in key assumptions	(3.16%)	(3.52%)
Change in bps due to reasonably possible unfavourable changes in key assumptions	8.20%	2.50%
VIU after reasonably possible unfavourable changes in key assumptions	$ 19,600	$ 20,800
Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 21,800	$ 21,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.97%	3.37%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (7,800)	$ (8,200)
VIU after reasonably possible unfavourable changes in key assumptions	$ 14,000	$ 13,300
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.97%	3.37%
VIU after reasonably possible unfavourable changes in key assumptions	$ 14,000	$ 13,300
Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0	$ 0
VIU after reasonably possible favourable changes in key assumptions	$ 21,800	$ 21,500
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.63%	3.22%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (5,300)	$ (6,000)
VIU after reasonably possible unfavourable changes in key assumptions	$ 16,500	$ 15,500
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.63%	3.22%
VIU after reasonably possible unfavourable changes in key assumptions	$ 16,500	$ 15,500